Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 552,000
38,900 Morgan Stanley, Series K, 5.85% ... 957,718
31,500 Public Storage, Series O, 3.90% .... 499,590
28,500 US Bancorp, Series L, 3.75% ...... 440,610
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,405,370
Total Preferred Stocks
(Cost $6,547,571)
4,855,288
EXCHANGE-TRADED FUNDS
(a)
— 20.3%
UNITED STATES — 20.3%
608,328 Global X US Preferred ETF ....... 11,813,730
3,482,215 Invesco Preferred ETF ........... 39,662,429
2,131,494 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 205,859,691
1,500,000 iShares MBS ETF .............. 143,535,000
1,164,811 State Street SPDR Bloomberg
Convertible Securities ETF .... 108,793,347
Total Exchange-Traded Funds
(Cost $494,920,748)
509,664,197
Principal
Amount
CORPORATE BONDS — 6.0%
AUSTRALIA — 0.0%
$ 425,000 Mineral Resources Ltd.,
9.25%, 10/01/28(b) ......... 446,424
475,000 Mineral Resources Ltd.,
7.00%, 04/01/31(b) ......... 499,204
945,628
CANADA — 0.3%
800,000 1011778 BC ULC/New Red Finance,
Inc.,
4.00%, 10/15/30(b) ......... 763,301
625,000 1261229 BC Ltd.,
10.00%, 04/15/32(b) ........ 641,411
450,000 Bausch + Lomb Corp.,
8.38%, 10/01/28(b) ......... 469,125
700,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... 700,067
450,000 Capstone Copper Corp.,
6.75%, 03/31/33(b) ......... 466,303
900,000 ERO Copper Corp.,
6.50%, 02/15/30(b) ......... 908,964
400,000 First Quantum Minerals Ltd.,
7.25%, 02/15/34(b) ......... 420,239
125,000 Garda World Security Corp.,
6.50%, 01/15/31(b) ......... 128,133
Principal
Amount Value
CANADA (continued)
$ 375,000 Garda World Security Corp.,
8.25%, 08/01/32(b) ......... $ 383,199
350,000 Great Canadian Gaming Corp./Raptor
LLC,
8.75%, 11/15/29(b) ......... 355,919
275,000 Ontario Gaming GTA LP/OTG Co-
Issuer, Inc.,
8.00%, 08/01/30(b) ......... 264,104
500,000 Open Text Corp.,
3.88%, 02/15/28(b) ......... 484,006
5,984,771
CAYMAN ISLANDS — 0.0%
450,000 Azorra Finance Ltd.,
7.75%, 04/15/30(b) ......... 473,576
FRANCE — 0.0%
250,000 Iliad Holding SAS,
7.00%, 04/15/32(b) ......... 256,240
IRELAND — 0.1%
450,000 Adient Global Holdings Ltd.,
8.25%, 04/15/31(b) ......... 471,500
250,000 Adient Global Holdings Ltd.,
7.50%, 02/15/33(b) ......... 259,586
525,000 Cimpress Plc,
7.38%, 09/15/32(b) ......... 539,084
950,000 Perrigo Finance Unlimited Co., Series
USD,
6.13%, 09/30/32 ........... 934,351
625,000 Phoenix Aviation Capital Ltd.,
9.25%, 07/15/30(b) ......... 655,016
2,859,537
JAPAN — 0.1%
425,000 Kioxia Holdings Corp.,
6.25%, 07/24/30(b) ......... 439,051
400,000 Nissan Motor Co. Ltd.,
4.81%, 09/17/30(b) ......... 377,618
400,000 Nissan Motor Co. Ltd.,
8.13%, 07/17/35(b) ......... 427,169
700,000 Rakuten Group, Inc.,
9.75%, 04/15/29(b) ......... 784,248
2,028,086
JERSEY CHANNEL ISLANDS — 0.0%
425,000 Toucan FinCo Ltd.,
9.50%, 05/15/30(b) ......... 410,151
LUXEMBOURG — 0.1%
1,200,000 Connect Finco SARL/Connect US
Finco LLC,
9.00%, 09/15/29(b) ......... 1,273,640

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
MALTA — 0.1%
$ 550,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
7.88%, 05/01/27(b) ......... $ 550,941
475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(b) ......... 494,159
1,045,100
NETHERLANDS — 0.0%
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(b) ......... 263,114
SINGAPORE — 0.0%
631,125 Seagate Data Storage Technology Pte
Ltd.,
9.63%, 12/01/32(b) ......... 713,433
UNITED KINGDOM — 0.1%
675,000 California Buyer Ltd./Atlantica
Sustainable Infrastructure Plc,
6.38%, 02/15/32(b) ......... 673,106
300,000 INEOS Finance Plc,
7.50%, 04/15/29(b) ......... 251,266
675,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 674,440
650,000 Virgin Media Finance Plc,
5.00%, 07/15/30(b) ......... 567,951
500,000 Virgin Media Secured Finance Plc,
5.50%, 05/15/29(b) ......... 493,156
650,000 Vmed O2 UK Financing I Plc,
6.75%, 01/15/33(b) ......... 633,854
3,293,773
UNITED STATES — 5.2%
900,000 Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(b) ......... 888,750
225,000 Acushnet Co.,
5.63%, 12/01/33(b) ......... 227,115
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 652,375
350,000 AdaptHealth LLC,
4.63%, 08/01/29(b) ......... 338,055
400,000 Advance Auto Parts, Inc.,
7.00%, 08/01/30(b) ......... 406,782
650,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(b) ......... 650,192
Principal
Amount Value
UNITED STATES (continued)
$ 450,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.75%, 03/31/34(b) ......... $ 442,563
325,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(b) ......... 336,946
925,000 Allied Universal Holdco LLC,
7.88%, 02/15/31(b) ......... 973,491
1,100,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(b) ......... 1,085,118
325,000 Alpha Generation LLC,
6.75%, 10/15/32(b) ......... 336,961
350,000 Alpha Generation LLC,
6.25%, 01/15/34(b) ......... 352,271
381,965 Ambac Assurance Corp.,
5.10%(b)(c) ............... 500,374
550,000 American Airlines, Inc.,
8.50%, 05/15/29(b) ......... 573,921
225,000 American Axle & Manufacturing, Inc.,
6.38%, 10/15/32(b) ......... 229,566
375,000 American Axle & Manufacturing, Inc.,
7.75%, 10/15/33(b) ......... 385,773
250,000 Amsted Industries, Inc.,
6.38%, 03/15/33(b) ......... 258,735
920,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 3 LLC,
7.88%, 11/01/29(b) ......... 933,956
625,000 Apollo Commercial Real Estate
Finance, Inc. REIT,
4.63%, 06/15/29(b) ......... 622,718
225,000 Archrock Services LP/Archrock
Partners Finance Corp.,
6.00%, 02/01/34(b) ......... 224,830
300,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
6.63%, 10/15/32(b) ......... 310,912
375,000 Ashton Woods USA LLC/Ashton
Woods Finance Co.,
6.88%, 08/01/33(b) ......... 378,344
350,000 Asurion LLC and Asurion Co-Issuer,
Inc.,
8.00%, 12/31/32(b) ......... 365,682
750,000 Asurion LLC and Asurion Co-Issuer,
Inc.,
8.38%, 02/01/34(b) ......... 758,220

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 450,000 Avantor Funding, Inc.,
4.63%, 07/15/28(b) ......... $ 446,537
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(c)(d) ............... 627,565
475,000 Beacon Mobility Corp.,
7.25%, 08/01/30(b) ......... 497,247
450,000 Blackstone Mortgage Trust, Inc. REIT,
7.75%, 12/01/29(b) ......... 482,364
200,000 Block, Inc.,
6.00%, 08/15/33(b) ......... 204,297
425,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.00%, 07/15/29(b) ......... 442,887
325,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.25%, 07/15/32(b) ......... 344,568
275,000 BlueLinx Holdings, Inc.,
6.00%, 11/15/29(b) ......... 272,281
925,000 Boyd Gaming Corp.,
4.75%, 06/15/31(b) ......... 901,064
400,000 Bread Financial Holdings, Inc.,
6.75%, 05/15/31(b) ......... 411,950
750,000 Brink's Co. (The),
6.75%, 06/15/32(b) ......... 780,686
325,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 323,628
275,000 Buckeye Partners LP,
6.75%, 02/01/30(b) ......... 288,136
575,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 548,051
700,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 698,647
325,000 Burford Capital Global Finance LLC,
9.25%, 07/01/31(b) ......... 334,510
1,100,000 Caesars Entertainment, Inc.,
4.63%, 10/15/29(b) ......... 1,056,398
700,000 Caesars Entertainment, Inc.,
6.50%, 02/15/32(b) ......... 715,768
650,000 Carnival Corp.,
6.13%, 02/15/33(b) ......... 668,660
700,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.13%, 05/01/27(b) ......... 700,287
1,300,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,221,793
Principal
Amount Value
UNITED STATES (continued)
$ 550,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... $ 503,550
450,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(b) ......... 393,736
225,000 CD&R Smokey Buyer, Inc./Radio
Systems Corp.,
9.50%, 10/15/29(b) ......... 198,505
275,000 Celanese US Holdings LLC,
7.38%, 02/15/34 ........... 279,835
725,000 Century Communities, Inc.,
6.63%, 09/15/33(b) ......... 734,259
525,000 Champ Acquisition Corp.,
8.38%, 12/01/31(b) ......... 559,762
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,566,694
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(b) ......... 416,186
450,000 CHS/Community Health Systems,
Inc.,
5.25%, 05/15/30(b) ......... 424,311
650,000 Churchill Downs, Inc.,
5.50%, 04/01/27(b) ......... 649,885
125,000 Clarios Global LP/Clarios US Finance
Co.,
6.75%, 02/15/30(b) ......... 130,766
425,000 Clear Channel Outdoor Holdings,
Inc.,
7.88%, 04/01/30(b) ......... 447,468
350,000 Clear Channel Outdoor Holdings,
Inc.,
7.13%, 02/15/31(b) ......... 364,981
450,000 Clearway Energy Operating LLC,
5.75%, 01/15/34(b) ......... 451,640
650,000 Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(b) ......... 675,485
400,000 Cleveland-Cliffs, Inc.,
7.63%, 01/15/34(b) ......... 418,931
875,000 Cloud Software Group, Inc.,
6.50%, 03/31/29(b) ......... 869,547
400,000 Cloud Software Group, Inc.,
8.25%, 06/30/32(b) ......... 406,833
580,000 Cogent Communications Group LLC/
Cogent Finance, Inc.,
7.00%, 06/15/27(b) ......... 577,506

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 225,000 Commercial Metals Co.,
5.75%, 11/15/33(b) ......... $ 228,757
275,000 Compass Minerals International, Inc.,
8.00%, 07/01/30(b) ......... 291,675
400,000 CoreWeave, Inc.,
9.25%, 06/01/30(b) ......... 393,759
550,000 CoreWeave, Inc.,
9.00%, 02/01/31(b) ......... 534,742
350,000 Crescent Energy Finance LLC,
7.63%, 04/01/32(b) ......... 347,159
250,000 CrossCountry Intermediate HoldCo
LLC,
6.50%, 10/01/30(b) ......... 253,747
800,000 Cushman & Wakefield US Borrower
LLC,
8.88%, 09/01/31(b) ......... 852,614
625,000 DaVita, Inc.,
6.88%, 09/01/32(b) ......... 643,776
250,000 Dcli Bidco LLC,
7.75%, 11/15/29(b) ......... 254,368
200,000 Delek Logistics Partners LP/Delek
Logistics Finance Corp.,
8.63%, 03/15/29(b) ......... 209,165
375,000 Delek Logistics Partners LP/Delek
Logistics Finance Corp.,
7.38%, 06/30/33(b) ......... 385,621
425,000 Directv Financing LLC,
8.88%, 02/01/30(b) ......... 430,316
544,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 546,650
475,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 420,383
850,000 DISH Network Corp.,
11.75%, 11/15/27(b) ........ 879,714
1,075,000 EchoStar Corp.,
10.75%, 11/30/29 .......... 1,178,437
518,563 EchoStar Corp., PIK,
6.75%, 11/30/30 ........... 527,761
325,000 Edgewell Personal Care Co.,
5.50%, 06/01/28(b) ......... 325,105
782,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(b) ......... 749,680
725,000 Embecta Corp.,
5.00%, 02/15/30(b) ......... 678,307
500,000 Endo Finance Holdings LP,
8.50%, 04/15/31(b) ......... 529,054
450,000 Energizer Holdings, Inc.,
4.75%, 06/15/28(b) ......... 445,198
Principal
Amount Value
UNITED STATES (continued)
$ 700,000 Energizer Holdings, Inc.,
4.38%, 03/31/29(b) ......... $ 672,337
325,000 EquipmentShare.com, Inc.,
9.00%, 05/15/28(b) ......... 339,640
425,000 EW Scripps Co. (The),
9.88%, 08/15/30(b) ......... 423,535
1,000,000 Ford Motor Credit Co. LLC,
5.30%, 09/06/29 ........... 1,013,178
350,000 Fortress Intermediate 3, Inc.,
7.50%, 06/01/31(b) ......... 356,522
450,000 Freedom Mortgage Holdings LLC,
8.38%, 04/01/32(b) ......... 470,736
750,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(b) ......... 784,122
300,000 FTAI Aviation Investors LLC,
7.00%, 05/01/31(b) ......... 315,650
700,000 FTAI Aviation Investors LLC,
7.00%, 06/15/32(b) ......... 736,706
725,000 GCI LLC,
4.75%, 10/15/28(b) ......... 710,024
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 723,500
700,000 Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/31 ........... 666,726
725,000 Graham Holdings Co.,
5.63%, 12/01/33(b) ......... 728,497
700,000 Graphic Packaging International LLC,
6.38%, 07/15/32(b) ......... 707,841
360,000 Gray Media, Inc.,
10.50%, 07/15/29(b) ........ 386,681
375,000 Gray Media, Inc.,
5.38%, 11/15/31(b) ......... 278,408
175,000 Gray Media, Inc.,
9.63%, 07/15/32(b) ......... 180,417
525,000 Gulfport Energy Operating Corp.,
6.75%, 09/01/29(b) ......... 541,426
600,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 608,246
225,000 Hawaiian Electric Co., Inc.,
6.00%, 10/01/33(b) ......... 228,422
150,000 Herc Holdings, Inc.,
7.00%, 06/15/30(b) ......... 157,434
525,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 507,009
450,000 Hilton Grand Vacations Borrower
LLC/Hilton Grand Vacations
Borrower, Inc.,
4.88%, 07/01/31(b) ......... 419,720

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 600,000 HUB International Ltd.,
7.25%, 06/15/30(b) ......... $ 626,012
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 507,548
650,000 Insight Enterprises, Inc.,
6.63%, 05/15/32(b) ......... 665,402
650,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(b) ......... 643,629
200,000 Jacobs Entertainment, Inc.,
6.75%, 02/15/29(b) ......... 197,464
550,000 JB Poindexter & Co., Inc.,
8.75%, 12/15/31(b) ......... 571,346
475,000 Kaiser Aluminum Corp.,
5.88%, 03/01/34(b) ......... 478,531
425,000 KeHE Distributors LLC/KeHE
Finance Corp./NextWave
Distribution, Inc.,
9.00%, 02/15/29(b) ......... 445,300
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 648,743
400,000 Kennedy-Wilson, Inc.,
5.00%, 03/01/31 ........... 384,204
300,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
7.00%, 07/15/31(b) ......... 318,265
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 911,481
525,000 Level 3 Financing, Inc.,
6.88%, 06/30/33(b) ......... 541,008
525,000 Level 3 Financing, Inc.,
7.00%, 03/31/34(b) ......... 543,798
225,000 Level 3 Financing, Inc.,
8.50%, 01/15/36(b) ......... 230,340
325,000 LGI Homes, Inc.,
7.00%, 11/15/32(b) ......... 316,978
375,000 LifePoint Health, Inc.,
5.38%, 01/15/29(b) ......... 364,126
275,000 LifePoint Health, Inc.,
9.88%, 08/15/30(b) ......... 295,030
375,000 LifePoint Health, Inc.,
8.38%, 02/15/32(b) ......... 407,471
550,000 Lightning Power LLC,
7.25%, 08/15/32(b) ......... 585,417
400,000 Lumen Technologies, Inc.,
10.00%, 10/15/32(b) ........ 400,000
400,000 Magnera Corp.,
4.75%, 11/15/29(b) ......... 361,452
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 Magnera Corp.,
7.25%, 11/15/31(b) ......... $ 378,005
475,000 Masterbrand, Inc.,
7.00%, 07/15/32(b) ......... 492,587
850,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/30(b) ......... 836,148
75,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 04/15/30(b) ......... 76,406
300,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(b) ........ 319,615
950,000 McGraw-Hill Education, Inc.,
5.75%, 08/01/28(b) ......... 954,210
525,000 Michaels Cos., Inc. (The),
5.25%, 05/01/28(b) ......... 519,274
525,000 Midcontinent Communications,
8.00%, 08/15/32(b) ......... 505,139
325,000 Molina Healthcare, Inc.,
4.38%, 06/15/28(b) ......... 319,224
775,000 NCL Corp. Ltd.,
6.75%, 02/01/32(b) ......... 794,225
750,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(b) ......... 770,105
1,025,000 Neptune Bidco US, Inc.,
10.38%, 05/15/31(b) ........ 1,083,726
50,000 Neptune Bidco US, Inc.,
9.50%, 02/15/33(b) ......... 50,913
925,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... 925,248
400,000 Newell Brands, Inc.,
8.50%, 06/01/28(b) ......... 419,378
750,000 Nissan Motor Acceptance Co. LLC,
2.75%, 03/09/28(b) ......... 713,460
400,000 Northern Oil & Gas, Inc.,
7.88%, 10/15/33(b) ......... 403,848
500,000 Novelis Corp.,
6.88%, 01/30/30(b) ......... 518,226
425,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 388,904
625,000 NRG Energy, Inc.,
6.00%, 01/15/36(b) ......... 631,523
400,000 Olympus Water US Holding Corp.,
7.25%, 02/15/33(b) ......... 398,443
325,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 324,144
400,000 OneMain Finance Corp.,
7.13%, 11/15/31 ........... 414,491

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 OneSky Flight LLC,
8.88%, 12/15/29(b) ......... $ 1,042,503
550,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(b) ......... 494,103
675,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 613,003
325,000 Owens-Brockway Glass Container,
Inc.,
7.25%, 05/15/31(b) ......... 330,766
400,000 Pagaya US Holdings Co. LLC,
8.88%, 08/01/30(b) ......... 356,920
225,000 Paradigm Parent LLC and Paradigm
Parent Co-Issuer, Inc.,
8.75%, 04/17/32(b) ......... 200,812
700,000 Park Intermediate Holdings LLC/
PK Domestic Property LLC/PK
Finance Co-Issuer REIT,
5.88%, 10/01/28(b) ......... 700,007
400,000 Park Intermediate Holdings LLC/
PK Domestic Property LLC/PK
Finance Co-Issuer REIT,
4.88%, 05/15/29(b) ......... 391,303
200,000 Park River Holdings, Inc.,
8.00%, 03/15/31(b) ......... 206,093
450,000 Penn Entertainment, Inc.,
4.13%, 07/01/29(b) ......... 417,615
275,000 PennyMac Financial Services, Inc.,
7.88%, 12/15/29(b) ......... 289,664
750,000 PennyMac Financial Services, Inc.,
6.88%, 02/15/33(b) ......... 765,008
775,000 Phinia, Inc.,
6.63%, 10/15/32(b) ......... 806,812
675,000 Post Holdings, Inc.,
4.63%, 04/15/30(b) ......... 659,146
400,000 Post Holdings, Inc.,
4.50%, 09/15/31(b) ......... 378,946
1,050,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 961,931
475,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... 443,995
625,000 Prime Healthcare Services, Inc.,
9.38%, 09/01/29(b) ......... 650,781
350,000 Provident Funding Associates LP/PFG
Finance Corp.,
9.75%, 09/15/29(b) ......... 367,115
450,000 Qnity Electronics, Inc.,
5.75%, 08/15/32(b) ......... 458,421
250,000 Qnity Electronics, Inc.,
6.25%, 08/15/33(b) ......... 258,023
Principal
Amount Value
UNITED STATES (continued)
$ 150,000 Quikrete Holdings, Inc.,
6.38%, 03/01/32(b) ......... $ 155,564
275,000 Quikrete Holdings, Inc.,
6.75%, 03/01/33(b) ......... 285,689
700,000 Resorts World Las Vegas LLC/RWLV
Capital, Inc.,
4.63%, 04/16/29(b) ......... 638,661
375,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
6.50%, 04/01/32(b) ......... 387,807
125,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.,
6.25%, 10/15/30(b) ......... 126,895
575,000 Rocket Cos., Inc.,
6.38%, 08/01/33(b) ......... 596,540
1,225,000 Rocket Software, Inc.,
9.00%, 11/28/28(b) ......... 1,221,942
1,050,000 Rocket Software, Inc.,
6.50%, 02/15/29(b) ......... 935,629
175,000 Rockies Express Pipeline LLC,
6.75%, 03/15/33(b) ......... 184,588
700,000 Rockies Express Pipeline LLC,
6.88%, 04/15/40(b) ......... 716,608
415,000 SCIH Salt Holdings, Inc.,
4.88%, 05/01/28(b) ......... 413,992
325,000 Sealed Air Corp.,
7.25%, 02/15/31(b) ......... 338,415
350,000 SeaWorld Parks & Entertainment,
Inc.,
5.25%, 08/15/29(b) ......... 342,166
775,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 768,914
650,000 Service Properties Trust REIT,
4.95%, 10/01/29 ........... 573,322
675,000 Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.,
6.75%, 08/15/32(b) ......... 688,630
350,000 Sinclair Television Group, Inc.,
4.38%, 12/31/32(b) ......... 276,063
625,000 Sinclair Television Group, Inc.,
8.13%, 02/15/33(b) ......... 646,513
675,000 Sirius XM Radio LLC,
4.00%, 07/15/28(b) ......... 659,353
325,000 SM Energy Co.,
5.00%, 10/15/26(b) ......... 324,675
375,000 SM Energy Co.,
8.63%, 11/01/30(b) ......... 396,610
275,000 Snap, Inc.,
6.88%, 03/01/33(b) ......... 282,193

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 175,000 Snap, Inc.,
6.88%, 03/15/34(b) ......... $ 178,697
650,000 SS&C Technologies, Inc.,
5.50%, 09/30/27(b) ......... 649,438
800,000 Standard Building Solutions, Inc.,
6.50%, 08/15/32(b) ......... 824,910
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 794,720
350,000 Sunoco LP,
5.63%, 03/15/31(b) ......... 352,145
425,000 Sunoco LP,
5.88%, 03/15/34(b) ......... 426,132
1,025,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... 1,040,144
350,000 TEAM Services Holding, Inc.,
9.00%, 02/15/33(b) ......... 350,000
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 993,040
300,000 Tenneco, Inc.,
8.00%, 11/17/28(b) ......... 301,785
325,000 Terex Corp.,
6.25%, 10/15/32(b) ......... 332,770
200,000 TopBuild Corp.,
5.63%, 01/31/34(b) ......... 201,802
700,000 TransDigm, Inc.,
7.13%, 12/01/31(b) ......... 734,096
400,000 TransDigm, Inc.,
6.00%, 01/15/33(b) ......... 407,557
725,000 TransDigm, Inc.,
6.38%, 05/31/33(b) ......... 738,059
975,000 TriNet Group, Inc.,
7.13%, 08/15/31(b) ......... 1,003,113
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
6.67%(c)(d) ............... 1,652,666
625,000 UKG, Inc.,
6.88%, 02/01/31(b) ......... 624,496
150,000 United Airlines Holdings, Inc.,
5.38%, 03/01/31 ........... 151,490
975,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(b) ......... 963,304
600,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%, 02/15/29(b) ......... 583,551
500,000 Uniti Services LLC,
7.50%, 10/15/33(b) ......... 516,227
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Univision Communications, Inc.,
8.00%, 08/15/28(b) ......... $ 773,998
400,000 Upbound Group, Inc.,
6.38%, 02/15/29(b) ......... 396,373
925,000 US Acute Care Solutions LLC,
9.75%, 05/15/29(b) ......... 929,051
850,000 Venture Global Calcasieu Pass LLC,
3.88%, 11/01/33(b) ......... 737,583
725,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(b) ......... 772,031
650,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(b) ......... 664,830
200,000 Venture Global Plaquemines LNG
LLC,
6.13%, 12/15/30(b) ......... 205,860
925,000 Venture Global Plaquemines LNG
LLC,
6.75%, 01/15/36(b) ......... 969,640
125,000 Veritiv Operating Co.,
10.50%, 11/30/30(b) ........ 133,843
325,000 VF Corp.,
2.95%, 04/23/30 ........... 296,438
450,000 Victra Holdings LLC/Victra Finance
Corp.,
8.75%, 09/15/29(b) ......... 473,715
325,000 Vistra Operations Co. LLC,
6.88%, 04/15/32(b) ......... 341,491
425,000 VOC Escrow Ltd.,
5.00%, 02/15/28(b) ......... 424,725
275,000 Warnermedia Holdings, Inc.,
4.05%, 03/15/29 ........... 266,763
700,000 Warnermedia Holdings, Inc.,
5.05%, 03/15/42 ........... 491,750
125,000 Waste Pro USA, Inc.,
7.00%, 02/01/33(b) ......... 128,421
450,000 WESCO Distribution, Inc.,
6.38%, 03/15/33(b) ......... 468,572
400,000 Whirlpool Corp.,
6.13%, 06/15/30 ........... 401,043
500,000 Whirlpool Corp.,
6.50%, 06/15/33 ........... 493,396
400,000 Williams Scotsman, Inc.,
4.63%, 08/15/28(b) ......... 398,507
325,000 Williams Scotsman, Inc.,
6.63%, 06/15/29(b) ......... 336,005
375,000 Williams Scotsman, Inc.,
6.63%, 04/15/30(b) ......... 388,542
625,000 Windstream Services LLC/Windstream
Escrow Finance Corp.,
8.25%, 10/01/31(b) ......... 654,703

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 700,000 WR Grace Holdings LLC,
5.63%, 08/15/29(b) ......... $ 668,976
305,000 WULF Compute LLC,
7.75%, 10/15/30(b) ......... 318,121
450,000 XHR LP REIT,
6.63%, 05/15/30(b) ......... 464,738
250,000 XPLR Infrastructure Operating
Partners LP,
7.25%, 01/15/29(b) ......... 257,971
150,000 XPLR Infrastructure Operating
Partners LP,
8.38%, 01/15/31(b) ......... 157,563
450,315 Zayo Group Holdings, Inc., PIK,
9.25%, 03/09/30(b) ......... 439,712
700,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(b) ......... 716,372
500,000 ZF North America Capital, Inc.,
7.50%, 03/24/31(b) ......... 512,495
550,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.,
3.88%, 02/01/29(b) ......... 502,729
130,774,241
Total Corporate Bonds
(Cost $147,991,140)
150,321,290
ASSET-BACKED SECURITIES — 13.3%
CAYMAN ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
6.42%, 04/20/32(b)(d)(e) .... 1,339,065
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
5.99%, 01/20/31(b)(d)(e) .... 966,773
12,131,250 Madison Park Funding XLII Ltd.,
Series 13A, Class SUB,
2.26%, 11/21/47(b)(d)(e) .... 2,189,812
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
6.42%, 07/25/31(b)(d)(e) .... 288,546
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
6.85%, 10/23/30(b)(d)(e) .... 720,400
7,734,716 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
12.03%, 04/20/31(b)(d)(e) ... 1,775,692
7,280,288
Principal
Amount Value
UNITED STATES — 13.0%
Other Asset-Backed Securities — 13.0%
$ 114,193 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
4.84%, 01/25/34(d) ......... $ 115,276
5,522,433 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(b) ......... 5,502,703
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(b) ......... 863,445
1,902,552 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.19%, 10/25/62(b)(f) ....... 1,438,638
67,949 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.12%, 10/25/62(b)(f) ....... 66,257
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
5.77%, 05/25/35(d) ......... 4,433,102
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(b) ......... 1,709,596
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(b) ......... 2,095,195
5,997,880 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
4.27%, 05/25/35(d) ......... 5,047,311
4,736,425 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
4.48%, 01/25/36(d) ......... 5,153,573
6,070,823 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.55%, 01/25/36(d) ......... 5,623,325
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(d) ......... 384,980

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.20%, 12/10/25(d) ......... $ 355,319
5,506,549 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
5.00%, 11/25/51(b) ......... 5,506,976
1,235,913 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
7.63%, 11/25/51(b) ......... 1,237,457
2,430,364 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(b)(f) ....... 3,390,358
4,147,984 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
4.79%, 05/28/39(b)(d) ...... 3,433,809
469,886 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
5.09%, 05/28/39(b)(d) ...... 218,834
386,185 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
4.79%, 12/28/40(b)(d) ...... 392,953
811,075 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
4.72%, 12/28/40(b)(d) ...... 792,890
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
4.84%, 05/25/35(d) ......... 913,435
2,298,615 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
4.81%, 12/25/35(d) ......... 2,272,332
2,279,652 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.394%),
4.07%, 12/25/36(d) ......... 2,358,358
581,740 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE9,
Class M1,
(1 mo. Term SOFR + 0.549%),
4.22%, 11/25/36(d) ......... 589,343
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
6.04%, 04/25/36(d) ......... $ 4,940,515
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
4.21%, 12/26/36(d) ......... 4,280,186
7,849,611 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
4.29%, 02/25/37(d) ......... 6,688,395
3,915,742 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(d) ...... 3,788,294
3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(b)(d) ...... 3,363,690
1,600,000 CFMT LLC, Series 2024-HB13,
Class M2,
3.00%, 05/25/34(b)(d) ...... 1,549,627
2,500,000 CFMT LLC, Series 2024-HB13,
Class M3,
3.00%, 05/25/34(b)(d) ...... 2,397,058
2,000,000 CFMT LLC, Series 2024-HB13,
Class M4,
3.00%, 05/25/34(b)(d) ...... 1,914,465
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 2.739%),
5.54%, 10/25/37(b)(d) ...... 6,012,864
3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 2.739%),
5.54%, 10/25/37(b)(d) ...... 3,708,012
2,613,842 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
3.99%, 05/25/37(d) ......... 1,784,434
70,236 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
4.06%, 05/25/37(d) ......... 47,981
3,049,892 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
3.96%, 07/25/45(d) ......... 2,158,180

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 565,876 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(d) ......... $ 571,562
1,999,447 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(d) ......... 508,944
2,255,692 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(d) ......... 549,258
11,183,346 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(d) ......... 1,316,511
2,517,231 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
4.94%, 05/25/37(b)(d) ...... 2,341,387
674,771 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(d) ......... 659,674
430,219 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.95%, 01/25/37(d) ......... 427,270
9,464,624 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
4.24%, 03/25/37(d) ......... 9,989,847
6,524,438 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.459%),
4.13%, 05/25/47(d) ......... 6,504,730
6,183,993 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.489%),
4.16%, 06/25/37(d) ......... 6,015,439
838,887 Countrywide Asset-Backed Certificates
Trust, Series 2007-BC2,
Class M1,
(1 mo. Term SOFR + 0.624%),
4.30%, 06/25/37(d) ......... 447,956
212,861 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
3.97%, 05/15/36(d) ......... 211,813
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 280,592 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
4.03%, 02/15/30(b)(d) ...... $ 273,724
290,540 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.42%, 02/01/47(b)(f) ....... 240,654
1,696,456 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
4.19%, 07/25/37(b)(d) ...... 1,135,139
1,073,314 Cross Mortgage Trust, Series 2025-
CES1, Class A1A, STEP,
5.30%, 11/25/60(b) ......... 1,084,388
2,831,440 Deephaven Residential Mortgage
Trust, Series 2025-CES1,
Class A1A, STEP,
5.22%, 10/25/55(b) ......... 2,856,618
4,445,217 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.32%, 03/25/36(d) ......... 4,316,462
951,872 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
5.61%, 10/25/33(d) ......... 952,182
9,145,230 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
4.16%, 07/25/36(d) ......... 8,055,937
4,479,234 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
4.39%, 01/25/36(d) ......... 4,113,635
3,128,605 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
4.09%, 03/25/37(d) ......... 1,487,204
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(b) ......... 3,968,121
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(b) ......... 3,954,089

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,325,362 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
4.40%, 11/25/35(d) ......... $ 1,236,752
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,469,728
210,511 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
4.29%, 02/25/36(d) ......... 204,927
4,445,456 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.34%, 06/20/31(d) ......... 1,313,111
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
4.49%, 12/25/35(d) ......... 1,100,377
7,642,268 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.15%, 03/25/36(d) ......... 2,154,718
14,350,839 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 10/25/37 ........... 5,324,737
318,947 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(d) ......... 109,904
3,368,267 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
7.16%, 02/25/37(d) ......... 3,372,104
2,866,815 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.09%, 05/25/37(d) ......... 2,435,646
2,878,487 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,839,073
3,592,142 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... 3,335,217
4,210,112 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
6.23%, 12/25/36 ........... 1,284,128
48,195 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 48,238
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 100,138 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... $ 25,420
198,295 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
3.97%, 07/25/36(d) ......... 92,479
358,732 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(d) ......... 361,209
197,759 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
3.88%, 06/25/37(b)(d) ...... 131,360
1,077,144 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
6.09%, 12/25/37(d) ......... 1,092,295
3,648,652 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
4.15%, 03/25/46(d) ......... 3,221,000
4,672,985 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
4.11%, 10/25/36(d) ......... 1,440,813
1,025,007 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.414%),
4.09%, 05/25/37(b)(d) ...... 924,997
3,604,636 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
4.11%, 03/25/36(d) ......... 189,835
1,788,482 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,769,363
6,777,517 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
4.29%, 10/25/37(d) ......... 978,409
840,563 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
4.27%, 06/25/36(d) ......... 417,483

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,454,907 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
3.92%, 11/25/36(d) ......... $ 2,363,732
478,615 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
7.59%, 02/25/47(b)(d) ...... 466,050
3,575,886 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
4.33%, 02/25/36(d) ......... 3,584,746
3,839,642 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 807,942
152,881 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
4.09%, 03/25/36(d) ......... 157,342
5,733,571 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
4.46%, 12/25/35(d) ......... 5,152,517
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 6,371,537
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(b) ......... 4,888,613
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(b) ......... 4,856,340
318,374 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
4.19%, 10/25/36(b)(d) ...... 654,562
602,981 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 432,038
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(d) ......... 1,112,932
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(d) ......... 430,623
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(d) ......... $ 333,582
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(d) ......... 427,036
439,384 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(d) ......... 148,584
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(b) ......... 2,568,090
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.38%, 07/25/35 ........... 2,542,292
2,491,176 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,437,760
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,444,789
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,451,282
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,333,198
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,954,987
3,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 2,974,275
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,548,301
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... 4,774,930
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(b) ......... 924,639
1,144,319 RAAC Trust, Series 2006-SP3,
Class M3,
(1 mo. Term SOFR + 1.464%),
5.14%, 08/25/36(d) ......... 1,191,006

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
4.66%, 11/25/35(d) ......... $ 3,438,532
1,232,301 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
4.22%, 06/25/36(d) ......... 1,217,073
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(d) ...... 3,358,780
3,528,758 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(b)(d) ...... 3,190,022
4,217,720 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
4.27%, 09/25/36(d) ......... 3,530,321
8,527,424 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
4.08%, 01/25/47(d) ......... 8,288,921
5,433,086 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
4.33%, 02/25/37(d) ......... 2,181,844
11,889,643 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
4.16%, 07/25/36(d) ......... 10,484,061
4,559,847 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
4.46%, 11/25/35(d) ......... 4,269,418
4,397,149 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
4.54%, 07/25/35(d) ......... 3,250,021
2,516,813 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
4.45%, 02/25/37(d) ......... 4,783,698
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,486,923
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... $ 959,328
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,593,297
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... 4,035,606
2,563,269 Vista Point Securitization Trust, Series
2025-CES3, Class A1, STEP,
5.30%, 11/25/55(b) ......... 2,574,948
2,266,869 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
6.73%, 12/26/51(b) ......... 2,268,611
3,773,308 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.09%, 01/25/37(d) ......... 1,708,461
1,483,802 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.574%),
4.25%, 01/25/37(d) ......... 671,341
4,825,741 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.614%),
4.29%, 04/25/37(d) ......... 1,743,959
7,552,393 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
4.19%, 06/25/37(b)(d) ...... 2,306,776
326,060,699
Total Asset-Backed Securities
(Cost $429,514,328)
333,340,987
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 24.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%
1,579,000 ACRA Trust, Series 2024-NQM1,
Class B1,
8.15%, 10/25/64(b)(d) ...... 1,620,412
2,500,000 ACRA Trust, Series 2024-NQM1,
Class M1B,
7.19%, 10/25/64(b)(d) ...... 2,545,119

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,764 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
4.65%, 07/25/35(d) ......... $ 2,754
1,323,549 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.42%, 03/25/37(d) ......... 844,650
1,179 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.16%, 12/25/57(b)(d) ...... 410
1,325,410 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
6.72%, 01/25/61(b) ......... 1,313,804
3,023,611 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.33%, 01/25/61(b)(f) ....... 3,227,361
4,724,956 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
5.00%, 03/25/60(b) ......... 4,725,323
2,144,969 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
7.00%, 03/25/60(b)(d) ...... 2,132,556
2,904,763 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(d) ...... 3,597,620
3,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.94%, 12/25/60(b)(d) ...... 1,899,639
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(d) ...... 2,908,186
6,041,549 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
5.88%, 06/25/61(b) ......... 6,045,674
2,187,315 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
6.75%, 06/25/61(b) ......... 2,176,041
3,148,529 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.35%, 06/25/61(b)(f) ....... 3,121,027
4,581,727 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 4,482,221
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(d) ...... 500,585
914,036 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(d) ...... 854,909
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(b) ......... 1,721,542
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,002,489 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(b) ......... $ 1,284,115
999,392 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 929,150
3,453,061 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(b) ......... 2,890,600
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(b) ......... 73,591
6,750,655 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 6,580,313
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(d) ...... 378,919
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(d) ...... 322,325
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(b) ......... 1,580,960
1,983,136 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(b) ......... 1,588,214
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(b) ......... 240,216
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(b) ......... 1,152,887
7,646,693 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(b) ......... 7,335,957
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(d) ...... 447,865
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(d) ...... 246,880
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(d) ...... 1,250,374
1,339,528 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(d) ...... 733,577
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(d) ...... 733,956

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 10,036,890 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(b) ......... $ 9,741,247
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(b)(d) ...... 716,306
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(b)(d) ...... 372,422
3,759,925 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(b)(d) ...... 2,028,826
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(b)(d) ...... 323,255
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(b)(d) ...... 1,880,645
986,156 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.63%, 09/25/46(d) ......... 928,355
678,274 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 607,918
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(d) ...... 2,995,817
13,664,937 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
2.97%, 07/31/57(b)(d) ...... 5,059,805
3,419,689 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 876,068
809,364 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
4.19%, 01/25/37(d) ......... 666,776
65,138 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.45%, 09/20/35(d) ......... 58,437
227,523 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.59%, 02/20/36(d) ......... 205,070
157,542 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
5.48%, 06/20/36(d) ......... 141,644
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 856,702 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... $ 803,412
4,146,141 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
2.86%, 03/27/36(b)(d) ...... 3,540,710
210,904 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.53%, 10/25/35(d) ......... 198,591
2,102,091 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(b) ......... 2,127,737
1,269,280 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(b) ......... 1,285,769
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
7.95%, 10/25/63(b)(d) ...... 977,013
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
7.95%, 10/25/63(b)(d) ...... 816,158
2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
7.95%, 10/25/63(b)(d) ...... 2,169,513
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
7.95%, 10/25/63(b)(d) ...... 1,630,896
307 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.19%, 10/25/63(b)(d) ...... 285
22,162,933 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(b)(d) ...... 280,166
1,806,437 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(b) ......... 1,820,448
1,231,592 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(b) ......... 1,240,544
940,625 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(b) ......... 947,747
724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(b)(d) ...... 736,537
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.65%, 01/25/64(b)(d) ...... 674,606
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.65%, 01/25/64(b)(d) ...... 1,424,743

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(b)(d) ...... $ 1,256,556
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
1.28%, 01/25/64(b)(d) ...... 1,861
15,309,306 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(b)(d) ...... 366,996
11,228,888 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A1, STEP,
6.04%, 06/25/64(b) ......... 11,350,657
885,381 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A2, STEP,
6.30%, 06/25/64(b) ......... 895,255
1,544,877 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A3, STEP,
6.50%, 06/25/64(b) ......... 1,562,131
1,028,100 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B1,
7.50%, 06/25/64(b)(d) ...... 1,046,311
941,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B2,
8.01%, 06/25/64(b)(d) ...... 949,138
2,576,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B3,
8.01%, 06/25/64(b)(d) ...... 2,552,112
1,498,700 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class M1,
6.41%, 06/25/64(b)(d) ...... 1,515,240
2,216 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class SA,
0.47%, 06/25/64(b)(d) ...... 1,846
19,703,747 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class XS,
9.52%, 06/25/64(b)(d) ...... 456,648
1,502,164 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A2, STEP,
5.10%, 12/26/64(b) ......... 1,504,605
1,682,714 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A3, STEP,
5.25%, 12/26/64(b) ......... 1,687,568
817,900 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B1,
6.96%, 12/26/64(b)(d) ...... 826,273
623,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B2,
7.53%, 12/26/64(b)(d) ...... 627,058
1,427,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B3,
7.53%, 12/26/64(b)(d) ...... 1,400,615
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,344,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class M1,
6.31%, 12/26/64(b)(d) ...... $ 1,363,553
2,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class SA,
0.55%, 12/26/64(b)(d) ...... 2,089
23,368,667 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class XS,
8.35%, 12/26/64(b)(d) ...... 855,123
5,029,591 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, STEP,
5.66%, 01/25/65(b) ......... 5,086,467
1,344,434 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A2, STEP,
5.87%, 01/25/65(b) ......... 1,362,035
1,280,413 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A3, STEP,
5.97%, 01/25/65(b) ......... 1,297,120
871,700 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B1,
6.94%, 01/25/65(b)(d) ...... 880,773
757,900 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B2,
7.73%, 01/25/65(b)(d) ...... 765,099
1,680,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B3,
7.73%, 01/25/65(b)(d) ...... 1,661,132
1,402,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class M1,
6.49%, 01/25/65(b)(d) ...... 1,428,877
2,859 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class SA,
0.11%, 01/25/65(b)(d) ...... 2,733
22,072,367 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class XS,
8.57%, 01/25/65(b)(d) ...... 744,318
13,482,855 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A1, STEP,
5.76%, 05/25/65(b) ......... 13,749,091
1,067,657 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A2, STEP,
5.94%, 05/25/65(b) ......... 1,088,679
2,097,581 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A3, STEP,
6.04%, 05/25/65(b) ......... 2,138,834
720,300 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B1,
7.67%, 05/25/65(b)(d) ...... 747,369
286,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B2,
7.67%, 05/25/65(b)(d) ...... 288,336

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 53,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B3,
7.67%, 05/25/65(b)(d) ...... $ 48,102
1,461,700 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class M1,
6.71%, 05/25/65(b)(d) ...... 1,499,141
252 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class SA,
0.02%, 05/25/65(b)(d) ...... 251
19,169,093 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class XS2,
9.21%, 05/25/65(b)(d) ...... 501,379
18,943,712 Barclays Mortgage Loan Trust, Series
2025-NQM4, Class PT2,
0.00%, 07/25/65(b)(d) ...... 19,640,129
19,293,260 Barclays Mortgage Loan Trust, Series
2025-NQM5, Class PT2,
0.00%, 10/25/55(b)(d) ...... 19,832,135
18,843,841 Barclays Mortgage Loan Trust, Series
2025-NQM7, Class PT2,
0.00%, 12/25/64(b)(d) ...... 19,385,820
4,838,640 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4.25%, 02/25/28(b) ......... 4,830,412
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(b) ......... 1,180,911
1,989,639 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
7.82%, 02/25/28(b)(f) ....... 716,270
9,292 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
4.39%, 02/25/28(b)(f) ....... 8,471
1,384,050 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.47%, 12/26/37(b)(d) ...... 1,029,005
448,159 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.40%, 02/25/36(d) ......... 413,480
168,102 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
4.20%, 05/25/47(d) ......... 151,341
673,585 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
4.23%, 04/25/36(d) ......... 612,621
2,033,467 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
4.11%, 11/25/36(d) ......... 1,871,134
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,906,527 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
4.14%, 03/25/36(d) ......... $ 312,453
2,906,527 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
4.14%, 03/25/36(d) ......... 312,453
359,567 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
4.07%, 08/25/36(d) ......... 358,605
2,627,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(d) ...... 2,543,857
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B1,
7.33%, 10/27/64(b)(d) ...... 1,529,592
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B2,
7.77%, 10/27/64(b)(d) ...... 1,518,114
786,795 CFMT LLC, Series 2024-HB14,
Class M2,
3.00%, 06/25/34(b)(d) ...... 761,977
1,530,387 CFMT LLC, Series 2024-HB14,
Class M3,
3.00%, 06/25/34(b)(d) ...... 1,474,876
1,770,431 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(d) ...... 1,624,983
5,244,087 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 2,694,792
3,546,629 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,374,913
10,874,666 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 3,371,755
962,418 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
4.01%, 01/25/67(b)(d) ...... 934,483
1,421,637 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,356,355
1,679,283 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,447,901

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,788 Citigroup Mortgage Loan Trust, Series
2006-AR1, Class 1A2,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.400%),
6.56%, 10/25/35(d) ......... $ 1,661
40,005 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.71%, 06/25/36(d) ......... 38,678
2,587,080 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 1,201,892
65,525 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.46%, 05/25/35(d) ......... 62,939
4,650,000 COLT Mortgage Loan Trust, Series
2021-2, Class B1,
3.18%, 08/25/66(b)(d) ...... 3,433,355
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.09%, 12/27/66(b)(d) ...... 2,113,406
1,500,000 COLT Mortgage Loan Trust, Series
2024-INV4, Class B1,
7.20%, 05/25/69(b)(d) ...... 1,524,339
3,734,381 COLT Mortgage Loan Trust, Series
2025-11, Class A1,
5.05%, 11/25/70(b)(d) ...... 3,751,655
257,143 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 179,998
398,509 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
4.39%, 08/25/35(d) ......... 372,404
4,167,815 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
4.47%, 10/25/35(d) ......... 2,303,750
3,030,196 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
4.29%, 11/25/35(d) ......... 1,504,516
4,208,149 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
1.71%, 11/25/35(d) ......... 414,988
1,344,684 Countrywide Alternative Loan Trust,
Series 2005-55CW, Class 2A3,
(1 mo. Term SOFR + 0.464%),
4.20%, 11/25/35(d) ......... 973,733
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 64,891 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.76%, 12/25/35(d) ......... $ 64,998
40,265 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
4.67%, 12/25/35(d) ......... 36,782
1,675,994 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
4.34%, 01/25/36(d) ......... 780,748
595,332 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
4.24%, 05/25/35(d) ......... 528,607
487,023 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 285,311
2,355,768 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
4.14%, 05/25/36(d) ......... 860,188
1,535,790 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 681,183
2,805,921 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,064,438
889,850 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
4.14%, 08/25/36(d) ......... 351,877
889,850 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
3.36%, 08/25/36(d) ......... 166,718
917,311 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 452,047
6,608,589 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... 3,283,689
990,624 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
4.19%, 03/25/36(d) ......... 306,439

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,760,905 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
3.31%, 03/25/36(d) ......... $ 329,766
2,782,582 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,117,599
1,015,901 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 500,767
735,487 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 348,340
1,032,169 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 551,421
2,360,137 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,260,869
4,498,969 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
4.13%, 02/25/37(d) ......... 1,763,050
2,249,485 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
2.81%, 02/25/37(d) ......... 383,473
87,953 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 71,738
249,532 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
4.19%, 05/25/36(d) ......... 191,619
2,200,332 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 870,496
1,364,815 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. Term SOFR + 1.500%),
2.71%, 11/20/46(d) ......... 1,219,532
2,876,476 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
5.40%, 11/25/46(d) ......... 2,426,853
560,627 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.17%, 11/25/46(d) ......... 510,437
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,980,249 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
3.98%, 03/20/47(d) ......... $ 1,739,136
345,166 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
4.21%, 05/25/36(d) ......... 329,074
1,481,468 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.15%, 04/25/46(d) ......... 1,407,676
1,707,867 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 713,600
1,720,239 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 748,010
859,481 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 388,175
3,993,737 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,349,427
3,454,230 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,470,134
777,380 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 352,479
72,818 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.20%, 11/25/36 ........... 120,296
3,680,721 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
4.51%, 03/25/47(d) ......... 3,334,534
118,246 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
4.15%, 04/25/47(d) ......... 121,708
745,679 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
4.27%, 08/25/47(d) ......... 697,819
844,548 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 418,543

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,327,343 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... $ 594,407
686,903 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.35%, 01/25/36(d) ......... 627,028
3,722,321 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
5.19%, 08/25/35(d) ......... 2,338,490
98,535 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 86,747
9,718,097 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.63%, 04/25/46(d) ......... 2,620,910
1,504,714 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
4.19%, 04/25/46(d) ......... 1,384,618
1,238,850 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 527,719
6,443,001 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 2,549,807
2,297,066 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... 915,543
1,083,723 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.15%, 03/25/37(d) ......... 932,236
5,121,580 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 2,479,066
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 900,705 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... $ 791,082
2,356,282 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(d) ......... 565,910
7,023,975 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 2,665,382
1,440,979 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
6.23%, 04/27/37(b)(d)(e) .... 1,299,386
4,340,258 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
3.66%, 10/27/36(b)(d) ...... 2,931,433
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(d) ...... 2,082,909
369,330 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.14%, 07/26/60(b)(d) ...... 162,136
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(d) ...... 2,626,998
4,844,083 Cross Mortgage Trust, Series 2025-H8,
Class A1A, STEP,
5.00%, 11/25/70(b) ......... 4,868,188
6,037,358 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
5.14%, 11/25/35(d) ......... 1,181,510
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(d) ...... 1,499,944
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.26%, 01/25/67(b)(d) ...... 2,837,080
5,641,242 Deephaven Residential Mortgage
Trust, Series 2025-INV1,
Class A1,
5.09%, 11/25/60(b)(d) ...... 5,673,519

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,907,088 Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series
2006-PR1, Class CWA1,
6.00%, 06/25/35(b)(d) ...... $ 1,413,110
2,797,000 Ellington Financial Mortgage Trust,
Series 2021-1, Class B1,
3.14%, 02/25/66(b)(d) ...... 2,101,259
4,094,496 Ellington Financial Mortgage Trust,
Series 2025-NQM5, Class A1,
5.03%, 11/25/70(b)(d) ...... 4,115,520
1,815,032 Gaea Mortgage Loan Trust, Series
2025-A, Class A,
6.75%, 02/25/30(b)(d) ...... 1,783,144
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(d) ...... 1,910,001
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(d) ...... 3,018,146
369,684 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.85%, 11/19/35(d) ......... 264,550
3,349,785 GS Mortgage-Backed Securities Trust,
Series 2025-NQM5, Class A1,
STEP,
5.01%, 07/25/65(b) ......... 3,363,222
2,325,083 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
4.19%, 06/25/34(b)(d) ...... 2,104,196
2,203,470 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.14%, 01/25/35(b)(d) ...... 1,924,109
3,038,309 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.14%, 09/25/35(b)(d) ...... 2,629,568
844,740 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
4.14%, 01/25/36(b)(d) ...... 683,599
3,546,862 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.54%, 04/26/37(b)(d) ...... 2,003,593
128,022 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.35%, 01/25/35(d) ......... 126,505
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,378,891 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... $ 543,911
21,826 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.39%, 01/25/36(d) ......... 26,562
426,475 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 265,527
6,968,956 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.75%, 06/25/47(d) ......... 3,916,481
1,161,555 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
4.04%, 07/19/37(d) ......... 1,148,393
100,100 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
4.51%, 04/25/37(d) ......... 94,527
5,613,586 HOMES Trust, Series 2025-NQM5,
Class A1,
5.03%, 09/25/70(b)(d) ...... 5,640,613
710,378 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 482,049
12,061,706 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(d) ......... 10,515
1,134,043 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
4.33%, 06/25/37(d) ......... 1,421,722
2,188,372 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.594%),
4.27%, 08/25/37(d) ......... 2,039,065
556,104 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2.60%, 10/25/37(d) ......... 355,103
6,153,512 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,567,836
5,272 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
4.75%, 10/26/48(b)(d) ...... 5,358
1,093,417 JP Morgan Mortgage Trust, Series
2019-9, Class B6,
3.65%, 05/25/50(b)(d) ...... 675,059
65,741,947 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(d) ...... 1,856,868

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,791,918 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(d) ...... $ 135,347
86,255,198 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(d) ...... 907,939
1,193,679 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(d) ...... 1,005,290
417,813 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(d) ...... 344,548
1,432,106 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
2.95%, 12/25/51(b)(d) ...... 774,297
27,239,213 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(d) ...... 780,153
15,310,747 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(d) ...... 275,301
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(d) ...... 329,089
2,966,093 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(d) ...... 84,951
53,388,906 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.26%, 02/25/52(b)(d) ...... 809,723
3,535,652 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.26%, 02/25/52(b)(d) ...... 3,092,293
829,766 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.26%, 02/25/52(b)(d) ...... 716,904
1,154,391 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.26%, 02/25/52(b)(d) ...... 987,467
613,350 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.26%, 02/25/52(b)(d) ...... 520,304
252,486 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.26%, 02/25/52(b)(d) ...... 211,229
826,434 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.05%, 02/25/52(b)(d) ...... 438,714
3,497,536 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
7.87%, 02/25/59(b)(f) ....... 776,555
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,190,576 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(d) ...... $ 3,767,442
18,224,982 MASTR Adjustable Rate Mortgages
Trust, Series 2007-1, Class IM1,
(1 mo. Term SOFR + 0.684%),
4.36%, 01/25/47(d) ......... 547
4,163,747 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 677,274
2,037,814 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 1,377,108
897,483 MASTR Resecuritization Trust, Series
2008-3, Class A1,
4.46%, 08/25/37(b)(d) ...... 273,785
6,441,606 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(b)(e)(g) ..... 6,105,809
4,942,259 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 09/25/31(b)(e)(g) ..... 4,021,427
1,253,867 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
4.21%, 04/25/37(d) ......... 1,012,019
474,281 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
5.66%, 05/25/36(d) ......... 302,926
317,199 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 108,071
1,643,157 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.67%, 05/26/37(b) ......... 2,100,482
1,929,723 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
4.17%, 12/26/46(b)(d) ...... 1,767,615
468,378 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
5.59%, 11/25/34(d) ......... 442,926
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(d) ...... 1,192,293
3,505,723 NYMT Trust, Series 2024-RR1,
Class A, STEP,
7.38%, 05/25/64(b) ......... 3,486,937

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,545,943 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... $ 1,440,170
896,187 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 765,241
5,080,207 PRPM Trust, Series 2025-NQM5,
Class A1A, STEP,
5.18%, 10/25/70(b) ......... 5,135,259
231,384 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
4.21%, 07/25/36(b)(d) ...... 219,949
4,692,889 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.65%, 09/25/35(d) ......... 1,666,424
1,124,183 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.45%, 12/25/35(d) ......... 985,154
437,038 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.17%, 05/25/46(d) ......... 406,389
338,568 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 296,755
2,257,103 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
4.34%, 01/25/37(d) ......... 1,685,987
643,137 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
4.04%, 07/25/36(d) ......... 98,918
1,486,348 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA3, Class 1A,
4.16%, 08/25/35(d) ......... 577,883
1,686,435 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.22%, 09/25/35(d) ......... 935,098
5,037,446 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.52%, 08/25/36(d) ......... 3,331,645
70,433 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
6.08%, 09/25/36(d) ......... 36,641
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(d) ...... $ 2,013,517
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(d) ...... 3,657,210
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(d) ...... 2,591,946
5,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL4,
Class A1, STEP,
7.50%, 02/25/30(b) ......... 5,001,080
3,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5,
Class A1, STEP,
7.76%, 04/25/30(b) ......... 3,018,723
2,516,649 Santander Mortgage Asset Receivable
Trust, Series 2025-NQM6,
Class A1,
5.14%, 11/25/65(b)(d) ...... 2,530,541
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(d) ...... 95,535
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(d) ...... 163,147
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(d) ...... 235,963
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(d) ...... 2,313,967
801,369 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
4.71%, 05/25/35(d) ......... 669,484
1,480,490 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
4.05%, 04/25/36(d) ......... 756,145
193,487 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
4.15%, 06/25/36(d) ......... 192,010
2,854,637 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
4.23%, 05/25/46(d) ......... 1,005,319

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 885,351 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
4.15%, 09/25/47(d) ......... $ 824,515
1,719,450 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
4.14%, 06/25/35(b)(d) ...... 1,484,380
13,241,259 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 7,122,371
248,188 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
6.22%, 04/25/37(d) ......... 113,468
126,187 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
6.82%, 04/25/37(d) ......... 47,099
3,750,000 TRK Trust, Series 2021-INV1,
Class B1,
3.29%, 07/25/56(b)(d) ...... 3,137,907
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
3.99%, 02/25/57(b)(d) ...... 3,167,070
2,301,413 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(b)(e)(g) ..... 2,176,365
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.55%, 02/01/51(b)(e)(f)(g) ... 1,122,968
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(d) ...... 2,542,325
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(d) ...... 4,013,500
1,500,000 Verus Securitization Trust, Series 2023-
2, Class B1,
7.39%, 03/25/68(b)(d) ...... 1,498,481
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.44%, 02/25/68(b)(d) ...... 2,670,655
1,000,000 Verus Securitization Trust, Series 2024-
2, Class B2,
8.68%, 02/25/69(b)(d) ...... 1,015,821
2,000,000 Visio Trust, Series 2022-1, Class B1,
6.00%, 08/25/57(b)(d) ...... 1,991,728
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,000,000 Vista Point Securitization Trust, Series
2020-2, Class B1,
4.90%, 04/25/65(b)(d) ...... $ 1,966,368
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(d) ...... 3,211,362
24,081,172 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
2.60%, 02/25/38(b)(d) ...... 5,219,250
957,697 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 683,061
541,124 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 507,565
963,709 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A1,
5.75%, 01/25/36 ........... 825,940
1,960,563 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A7,
5.75%, 01/25/36 ........... 1,679,223
1,285,138 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
5.14%, 11/25/35(d) ......... 1,029,026
3,062,065 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,487,162
1,714,078 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-2, Class 2CB,
6.50%, 03/25/36 ........... 1,150,415
3,561,989 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 736,877
1,016,084 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.63%, 08/25/46(d) ......... 591,042

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,153,099 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-5, Class A6,
6.00%, 06/25/37 ........... $ 2,923,207
567,817 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
3.82%, 07/25/37(d) ......... 508,527
5,046,698 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.47%, 05/25/47(d) ......... 4,333,132
1,794,759 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.47%, 06/25/47(d) ......... 1,520,336
380,291 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
4.11%, 03/25/37(d) ......... 319,968
3,177,158 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
2.89%, 03/25/37(d) ......... 367,511
673,265 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
4.33%, 03/25/37(d) ......... 550,518
605,348 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
4.28%, 03/25/37(d) ......... 495,090
748,116 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
5.04%, 03/25/38(d) ......... 640,446
1,490,533 Western Alliance Bank, Series 2021-
CL2, Class M1,
(SOFR 30A + 3.150%),
6.85%, 07/25/59(b)(d)(e) .... 1,561,640
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,084,825 Western Alliance Bank, Series 2021-
CL2, Class M2,
(SOFR 30A + 3.700%),
7.40%, 07/25/59(b)(d)(e) .... $ 2,216,996
565,882,656
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
499,602 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
4.55%, 01/25/36(b)(d) ...... 473,056
426,205 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
4.60%, 01/25/36(b)(d) ...... 400,759
592,167 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
5.09%, 07/25/36(b)(d) ...... 576,616
4,856,013 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 2.364%),
6.04%, 10/25/37(b)(d) ...... 2,821,515
4,993,337 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 2.364%),
6.04%, 12/25/37(b)(d) ...... 4,482,816
593,524 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 542,180
2,833,410 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
4.39%, 06/25/37(b)(d) ...... 2,472,308
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
5.79%, 10/25/37(b)(d) ...... 3,192,565
324,287 Velocity Commercial Capital Loan
Trust, Series 2018-1, Class M6,
7.26%, 04/25/48(b) ......... 294,115
1,044,577 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(d) ...... 975,438
391,185 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(d) ...... 359,849

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 755,129 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M6,
7.05%, 10/26/48(b)(d) ...... $ 660,415
865,270 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(d) ...... 809,025
905,273 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(d) ...... 836,054
1,085,253 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(d) ...... 993,544
787,884 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(d) ...... 708,615
199,899 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(d) ...... 165,321
639,000 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M5,
4.29%, 02/25/50(b)(d) ...... 501,456
1,400,992 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M6,
5.69%, 02/25/50(b)(d) ...... 1,112,039
1,625,034 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(d) ...... 1,245,668
1,071,188 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(d) ...... 811,980
878,595 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(d) ...... 633,829
1,684,212 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(d) ...... 1,158,255
3,606,491 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(d) ...... 2,982,041
2,188,891 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M7,
6.54%, 10/25/51(b)(d) ...... 1,524,642
1,608,111 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(d) ...... 1,279,525
2,674,287 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.92%, 12/26/51(b)(d) ...... 2,034,835
3,549,292 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(d) ...... 3,013,032
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 2,124,955 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(d) ...... $ 2,161,029
1,831,976 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(b)(d) ...... 1,900,779
523,683 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
9.13%, 11/25/53(b)(d) ...... 504,104
2,190,998 Velocity Commercial Capital Loan
Trust, Series 2025-MC1,
Class A1, STEP,
8.16%, 05/25/55(b) ......... 2,180,145
3,166,220 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class A,
5.46%, 10/25/55(b)(d) ...... 3,155,660
269,930 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M1,
6.04%, 10/25/55(b)(d) ...... 268,708
301,541 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M2,
6.56%, 10/25/55(b)(d) ...... 299,970
527,697 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M3,
6.85%, 10/25/55(b)(d) ...... 524,921
313,705 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M4,
9.45%, 10/25/55(b)(d) ...... 311,885
114,281 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M5,
10.21%, 10/25/55(b)(d) ..... 104,178
48,472,872
Total Non-Agency Mortgage-Backed Securities
(Cost $693,481,916)
614,355,528
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
10,419,566 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class B,
10.72%, 07/25/56(b)(f) ...... 1,669,041
14,689,016 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class BIO,
1.51%, 07/25/56(b)(d) ...... 1,675,257
4,603,430 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-2,
Class BX,
1.95%, 11/25/57(d) ......... 1,733,501

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,569,317 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-3,
Class BX,
2.19%, 08/25/57(b)(d) ...... $ 752,672
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.85%, 05/25/48(b)(d) ...... 28,652
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $6,880,371)
5,859,123
U.S. GOVERNMENT SECURITIES — 29.0%
U.S. Treasury Bonds — 23.7%
41,315,000 3.63%, 08/15/43 ............... 35,568,019
42,400,000 3.63%, 02/15/44 ............... 36,316,594
48,055,000 3.38%, 05/15/44 ............... 39,581,552
47,350,000 3.13%, 08/15/44 ............... 37,404,651
47,550,000 3.00%, 02/15/47 ............... 35,708,935
52,750,000 2.75%, 08/15/47 ............... 37,584,375
66,000,000 3.00%, 08/15/48 ............... 48,700,781
46,350,000 3.38%, 11/15/48 ............... 36,533,215
47,000,000 3.00%, 02/15/49 ............... 34,504,609
47,300,000 2.88%, 05/15/49 ............... 33,802,871
81,560,000 1.25%, 05/15/50 ............... 38,938,529
103,400,000 1.63%, 11/15/50 ............... 54,087,086
82,250,000 2.38%, 05/15/51 ............... 51,637,578
78,500,000 3.00%, 08/15/52 ............... 55,968,047
20,750,000 4.00%, 11/15/52 ............... 17,913,896
594,250,738
U.S. Treasury Notes — 5.3%
60,000,000 2.00%, 11/15/26 ............... 59,260,312
74,000,000 4.13%, 01/31/27 ............... 74,406,422
133,666,734
Total U.S. Government Securities
(Cost $1,022,246,750)
727,917,472
Principal
Amount Value
CASH SWEEP — 5.4%
UNITED STATES — 5.4%
$ 134,873,756 Citibank - U.S. Dollars on Deposit in
Custody Account, 0.35%(h) ... $ 134,873,756
Total Cash Sweep
(Cost $134,873,756)
134,873,756
TOTAL INVESTMENTS — 98.9%
(Cost $2,936,456,580)
$ 2,481,187,641
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.1%
28,704,208
NET ASSETS — 100.0%
$ 2,509,891,849
(a) A copy of the underlying funds’ financial statements is available upon request.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $774,466,041, which is 30.86% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Perpetual security with no stated maturity date.
(d) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of January
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of
January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the current yield as of
January 31, 2026.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $13,426,569 which is 0.53% of net assets and the cost is $14,450,371.
(h) The rate shown represents the current yield as of January 31, 2026.

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Total Return Swap Agreements outstanding at January 31, 2026:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 11/19/2026 $ 106,893 $ 302,823 $ – $ 302,823
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,320.95 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 12/11/2026 75,000 117,394 – 117,394
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,330.56 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swap Agreements
$ 420,217
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar